Derivative Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Realized and unrealized gains (losses) on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)	$ (114)	$ (85)
Fair value of derivatives under collateral agreements in a net liability position	2,600
Collateral posted by company netted against net liability position	2,100
Estimated gain to be reclassified from other comprehensive income (loss) into earnings	(52)
Derivative, Notional amount	1,100,000
Net Investment Hedging [Member]
Derivative [Line Items]
Non-derivative debt instruments designated as net investment hedges	$ 1,300	1,300
Cash Flow Hedges [Member]
Derivative [Line Items]
Derivative, Notional amount		$ 0